Subsequent Events (Details) - Flying Eagle Acquisition Corporation [Member] - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Subsequent Events
Number Of Shares Released to Sponsors		5,000,000
Number Of Shares Released to Shareholders		5,000,000
Subsequent event
Subsequent Events
Number Of Shares Released to Sponsors	5,000,000
Number Of Shares Released to Shareholders	5,000,000
Subsequent event | Class B common stock
Subsequent Events
Number Of Shares Released to Sponsors	10,000,000